Other non-current liabilities and employee future benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of Other Non-Current Liabilities and Employee Future Benefits

	December 31, 2025	December 31, 2024
Other non-current liabilities	$2,733	$2,580
Net other post-retirement benefit plan liability	86	98
Other non-current liabilities and employee future benefits	$2,819	$2,678